Intangible Assets (Tables)	6 Months Ended
Jun. 30, 2025
Intangible Assets [Abstract]
Schedule of Intangible Assets
	Socializer Messenger Platform Software	AI-Powered Travel Platform Software	Credit service Management System	Finance Management System	Robotic Arm & Enterprise Robotics Management & AI Platform	Restaurant Online Ordering Management System	Other Software Package	Total
	RM	RM	RM	RM	RM	RM	RM	RM

Cost

At January 1, 2024	-	4,589,300	-	-	-	-	111,594	4,700,894
Additions	15,493,602	-	6,722,800	6,559,803	-	-	148,199	28,924,404
Written off	-	-	-	-	-	-	(11,382)	(11,382)
Currency realignment	-	(118,900)	-	-	-	-	-	(118,900)
At December 31, 2024	15,493,602	4,470,400	6,722,800	6,559,803	-	-	248,411	33,495,016
Additions	-	-	-	-	19,714,152	966,869	-	20,681,021
Currency realignment	(893,142)	(257,700)	(387,542)	(378,145)	-	-	-	(1,916,529)
At June 30, 2025	14,600,460	4,212,700	6,335,258	6,181,658	19,714,152	966,869	248,411	52,259,508

Accumulated depreciation:
At January 1, 2024	-	-	-	-	-	-	-	-
Charges	904,326	-	-	-	-	-	25,470	929,796
Currency realignment	(17,886)	-	-	-	-	-	-	(17,886)
At December 31, 2024	886,440	-	-	-	-	-	25,470	911,910
Charges	972,678	-	-	-	-	-	23,167	995,845
Currency realignment	(83,120)	-	-	-	-	-	-	(83,120)
At June 30, 2025	1,775,998	-	-	-	-	-	48,637	1,824,635

Carrying amount:
At December 31, 2024	14,607,162	4,470,400	6,722,800	6,559,803	-	-	222,941	32,583,106
At June 30, 2025	12,824,462	4,212,700	6,335,258	6,181,658	19,714,152	966,869	199,774	50,434,873
At June 30, 2025 (US$)	3,044,238	1,000,000	1,503,847	1,467,386	4,679,695	229,514	47,422	11,972,102